RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - CHANGES IN LEVEL 3 (Details) - CAD CAD in Millions	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Changes in net fair value of derivative assets and liabilities classified as Level 3
Level 3 net derivative asset/(liability) at beginning of period	CAD (295)	CAD 54
Total gain/(loss)
Included in earnings	101	(96)
Included in OCI	8	(8)
Settlements	82	(126)
Level 3 net derivative liability at end of period	(104)	(176)
Amount of transfer of fair value of assets between levels	0	0
Amount of transfer of fair value of liabilities between levels	CAD 0	CAD 0